Revenue Recognition - Graduation Fund (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Graduation Fund [Roll Forward]
Balance at beginning of period	$ 43,329	$ 37,400
Revenue deferred	30,071	27,349
Benefit redeemed	(23,759)	(21,420)
Balance at end of period	$ 49,641	$ 43,329